Operating lease	12 Months Ended
Dec. 31, 2019
Operating lease
Operating lease

7.   Operating lease

The Company’s consolidated balance sheets include a right-of-use asset and a corresponding liability for operating lease contracts. The discount rate used to measure the lease liability is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.

The liabilities described below are for the Company’s offices in Cork, Ireland, Singapore, Bermuda and Houston, Texas which are denominated in various currencies. The weighted average remaining term of the office leases as at December 31, 2019 was 6.0 years. Under ASC 842, the right-of-use asset is a nonmonetary asset and is remeasured into the Company’s reporting currency of the U.S. Dollar using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current exchange rates, with changes recognized in a manner consistent with other foreign-currency-denominated liabilities in general and administrative expenses in the consolidated statements of comprehensive loss.

	As at December 31
	2019	2018
Operating lease, right-of-use asset	1,745,464	2,169,158
Total operating lease, right-of-use asset	1,745,464	2,169,158
Current portion of operating lease obligations	289,231	477,147
Non-current portion of operating lease obligations	1,182,522	1,491,507
Total operating lease obligations	1,471,753	1,968,654

	For the years ended December 31
	2019	2018
Foreign exchange gain on operating leases	(73,207)	(200,504)
Total foreign exchange gain on operating leases	(73,207)	(200,504)

As at December 31, 2019, the Company had the following maturity of operating lease obligations:

As at
December 31
2019
2020	314,496
2021	249,302
2022	254,119
2023	258,972
2024	263,834
2025 - 2026	314,222
Total lease payments	1,654,945
Less imputed interest	(183,192)
Present value of lease liabilities	1,471,753